                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED JUNE 27, 2005
                         TO PROSPECTUS DATED MAY 1, 2005

         This supplement provides information in addition to that contained in the prospectus dated May 1, 2005 for the American Forerunner Series variable annuity Contracts. This supplement should be kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at (800) 435-4117 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.       THE PREDICTOR PLUS - OPTIONAL RESET

         Page A-52
         ---------

         Under the "Description of the Predictor Plus - Optional Reset," after this sentence:

         "We reserve the right to prohibit an Optional Reset if we no longer offer this benefit under the Contract."

         Add the following sentence:

         "We are waiving this right with respect to Contract Owners who purchase the Predictor Plus on or after May 1, 2005, and will allow those Contract Owners to elect Optional Resets even if this benefit is no longer offered under the Contract."

II.      FEE TABLE - EXAMPLES

         Pages A-17/A-18
         ---------------

         Delete the Examples section and replace it with the following:

EXAMPLES

         These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses. (1)

         The Examples assume that the Contract has (i) the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, (ii) the Guaranteed Minimum Income Benefit Rider (Predictor Plus) and assuming you elect the Optional Reset of the Predictor Plus and as a result, the Predictor Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, and
(iii) the Earnings Preservation Benefit Rider.


         EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard
                                                                      --------
Class Contract for the time periods indicated. The Example also assumes that
--------------
your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


         (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                1 Year     3 Years    5 Years   10 Years
                                ------     -------    -------   --------
         (a) ..............     $1,111     $1,797     $2,682     $5,256

         (b) ..............     $1,027     $1,547     $2,272     $4,467



         (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):



                                1 Year     3 Years    5 Years   10 Years
                                ------     -------    -------   --------
         (a) ..............     $411       $1,257     $2,322    $5,256

         (b) ..............     $327       $1,007     $1,912    $4,467



         EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus
                                                                      ------
Class Contract for the time periods indicated. The Example also assumes that
--------------
your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                1 Year     3 Years    5 Years   10 Years
                                ------     -------    -------   --------
         (a) ..............     $1,344     $2,103     $3,078    $5,685

         (b) ..............     $1,260     $1,849     $2,662    $4,898


         (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                1 Year     3 Years    5 Years   10 Years
                                ------     -------    -------   --------
         (a) ..............     $444       $1,383     $2,538    $5,685

         (b) ..............     $360       $1,129     $2,122    $4,898



         EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class
                                                                      -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your Contract, do NOT surrender your contract, annuitize or do not annuitize at the end of the applicable time period (no withdrawal charges apply to the C Class):


                                1 Year     3 Years    5 Years    10 Years
                                ------     -------    -------    --------
         (a) ..............     $447       $1,360     $2,489     $5,565

         (b) ..............     $362       $1,113     $2,086     $4,808



         EXAMPLE 4. This Example assumes that you invest $10,000 in a L Class
                                                                      -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                1 Year     3 Years    5 Years    10 Years
                                ------     -------    -------    --------
         (a) ..............     $1,136     $1,868     $2,437     $5,470

         (b) ..............     $1,051     $1,620     $2,033     $4,703


         (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):



                                1 Year     3 Years    5 Years    10 Years
                                ------     -------    -------    --------
         (a) ..............     $436       $1,328     $2,437     $5,470

         (b) ..............     $351       $1,080     $2,033     $4,703



         EXAMPLE 5. This Example assumes that you invest $10,000 in a P Class
                                                                      -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                1 Year     3 Years    5 Years    10 Years
                                ------     -------    -------    --------
         (a) ..............     $1,201     $1,946     $2,812     $5,161

         (b) ..............     $1,116     $1,695     $2,400     $4,364



         (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):



                                1 Year     3 Years    5 Years    10 Years
                                ------     -------    -------    --------
         (a) ..............     $401       $1,209     $2,244     $5,109

         (b) ..............     $316       $975       $1,860     $4,364



         PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the Examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the Examples.

NOTES:

(1) The Examples do NOT reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The Examples use an average Contract Administrative Fee of .051% for the Standard Class; .034% for the B Plus Class; .058% for the C Class; .047% for the L Class; and .045% for the P Class. (See (4), on p. A-12.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION CONTAINING THE ACCUMULATION UNIT VALUE HISTORY APPEARS AT THE END OF THIS PROSPECTUS (P. A-68).



III. FIXED ACCOUNT NOT AVAILABLE WITH GUARANTEED WITHDRAWAL BENEFIT - NEW YORK AND WASHINGTON STATE

         The Fixed Account is not available to Contracts purchased in New York if the Guaranteed Withdrawal Benefit (an optional benefit) is selected. When the Guaranteed Withdrawal Benefit is available in the state of Washington, the Fixed Account will not be available to Contracts purchased in Washington if the Guaranteed Withdrawal Benefit is selected. Add the following language to the pages of the prospectus indicated below:

         Page A-8
         --------

         INVESTMENT OPTIONS:

         Add after the third sentence: "The Fixed Account is also not available to Contracts purchased in New York if the optional Guaranteed Withdrawal Benefit is selected. In addition, when the Guaranteed Withdrawal Benefit is available in the state of Washington, the Fixed Account will not be available to Contracts purchased in Washington if the Guaranteed Withdrawal Benefit is selected."

         Page A-28
         ---------

         FIXED ACCOUNT

         Add inside the parentheses at the end of the first sentence: ", or any Contracts which are purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected."

         Add after the first sentence: "When the Guaranteed Withdrawal Benefit is available in the state of Washington, the Fixed Account will not be available to Contracts purchased in Washington if the Guaranteed Withdrawal Benefit is selected."

         Page A-58
         ---------

         GWB RIDER CHARGE

         Add before the first full sentence: "The Fixed Account is not available for Contracts purchased in the state of New York if you have selected the GWB. In addition, when the GWB is available in the state of Washington, the Fixed Account will not be available to Contracts purchased in Washington if the GWB is selected."

         Page A-66
         ---------

         THE OPERATION OF THE FIXED ACCOUNT

         Add to the end of the first paragraph: "The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. In addition, when the Guaranteed Withdrawal Benefit is available in the state of Washington, the Fixed Account will not be available to Contracts purchased in Washington if the Guaranteed Withdrawal Benefit is selected."



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                    Telephone: (800) 435-4117
Boston, MA 02116



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